Organization	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Nature of operations

JINXIN TECHNOLOGY HOLDING COMPANY (the “Company’’) was incorporated in the Cayman Islands in August 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the “VIE’’) and the subsidiaries of the VIE (collectively, the “Group”) are principally engaged in provision of digital textbook subscription services in the People’s Republic of China (the “PRC’’ or “China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE. The Company is ultimately controlled by Mr. Jin Xu (the “Founder’’) and the nominee shareholders of the VIE.

In August, 2015, the Company established a wholly-owned subsidiary, Namibox Limited (“Namibox HK”), in accordance with the laws and regulations in Hong Kong.

In November, 2015, Namibox HK established a wholly-owned subsidiary, Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”), a wholly-owned foreign enterprise (“WFOE”) incorporated in the People’s Republic of China (“PRC”), as part of a restructure of the Company.

Namibox HK and Shanghai Mihe are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the incorporation of the Company and the completion of the Corporate Reorganization (as defined below), the main operating activities of the Company were carried out by Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin” or the “VIE”) and its subsidiaries, which were all established in the PRC. Shanghai Jinxin are principally engaged in provision of digital textbook subscription services in PRC.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxing
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in engage in radio and television program production and operation business and value-added telecommunication business. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals and a PRC entity (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above and in accordance with SEC Regulation SX-3A-02 and ASC 810-10, the Company is deemed to be the primary beneficiary of Shanghai Jinxin and the financial positions, the operating results and cash flows of Shanghai Jinxin and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes. The described contractual arrangements are as follows:

●	Exclusive Technology and Consulting Service Agreement

Pursuant to the Exclusive Technology and Consulting Service Agreement, Shanghai Jinxin is obliged to pay service fee to Shanghai Mihe for the exclusive services such as technical services, Internet support, business consulting, marketing consulting, system integration, product development and system maintenance. The service fee shall consist of 100% of the profit before tax of Shanghai Jinxin, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations. Shanghai Jinxin agrees not to accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the exclusive technology and consulting service agreements with any third party. And Shanghai Mihe shall have exclusive proprietary rights to and interests in any and all intellectual property rights developed or created by itself and Shanghai Jinxin. The Exclusive Technology and Consulting Service Agreement shall remain effective unless terminated (i) by Shanghai Mihe with prior written notice in accordance with the provisions of the Exclusive Technology and Consulting Service Agreement; or (ii) upon the expiration of the operation period of Shanghai Jinxin pursuant to PRC laws and regulations.

●	Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, the shareholders of Shanghai Jinxin have unconditionally and irrevocably granted Shanghai Mihe or its designated purchaser the right to purchase all or part of their equity interests in Shanghai Jinxin (“Equity Option”). The purchase price payable by Shanghai Mihe in respect of the transfer of equity interests upon exercise of the Equity Option shall be RMB1.0 or equal to the lowest price permissible by the then-applicable PRC laws and regulations. Shanghai Mihe or its designated purchaser shall have the right to purchase such proportion of equity interests in Shanghai Jinxin as it decides at any time. In addition, Shanghai Jinxin also unconditionally and irrevocably granted an exclusive option to Shanghai Mihe or its designated person to purchase all or any of its assets at a purchase price of the lowest price permitted under PRC laws and regulations. Shanghai Mihe shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of Shanghai Jinxin permitted by PRC laws and regulations. In the event of such purchase, Shanghai Mihe or its designated person will enter into an asset transfer agreement with Shanghai Jinxin to set out detailed arrangements.

The Exclusive Option Agreement shall remain effective unless terminated (i) in accordance with the provisions of the Exclusive Option Agreement or any other supplemental agreements; or (ii) the entire equity interests held by the shareholders of Shanghai Jinxin in Shanghai Jinxin have been transferred to Shanghai Mihe or its designated person.

●	Powers of Attorneys

Pursuant to the Powers of Attorneys, each of the shareholders of Shanghai Jinxin irrevocably authorized Shanghai Mihe or its designee(s) to act on their respective behalf as proxy attorney, to the extent permitted by law, to exercise all rights of shareholders concerning all the equity interest held by each of them in Shanghai Jinxin, including but not limited to proposing to convene or attend shareholder meetings, signing resolutions and minutes of such meetings, exercising all the rights as shareholders in such meeting (including but not limited to voting rights, nomination rights and appointment rights), the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole, and exercising all other rights as shareholders. The Powers of Attorneys will remain irrevocable and effective during the period that the shareholder remains his/her/its shareholding.

●	Equity Pledge Agreements

Pursuant to the Equity Pledge Agreements, each of the shareholders of Shanghai Jinxin unconditionally and irrevocably pledged and granted first priority security interests over all of his/her/its equity interests in Shanghai Jinxin together with all related rights thereto to Shanghai Mihe as security for performance of the contractual arrangements and all direct, indirect or consequential damages and foreseeable loss of interest incurred by Shanghai Mihe as a result of any event of default on the part of the shareholders of Shanghai Jinxin, Shanghai Jinxin and all expenses incurred by Shanghai Mihe as a result of enforcement of the obligations of the shareholders of Shanghai Jinxin and/or Shanghai Jinxin under the contractual arrangements. Upon the occurrence and during the continuance of an event of default (as defined in the Equity Pledge Agreements), Shanghai Mihe shall have the right to (i) require the shareholders of Shanghai Jinxin to immediately pay any amount payable under the contractual arrangements; or (ii) to purchase, auction or sell all or part of the pledged equity interests in Shanghai Jinxin and will have priority in receiving the proceeds from such disposal.

The said equity pledge under the Equity Pledge Agreements takes effect upon the completion of registration with relevant administrative department of industry and commerce and shall remain valid until after all the contractual obligations of the shareholders of Shanghai Jinxin and Shanghai Jinxin under the relevant contractual arrangements have been fully performed and all the outstanding debts of the shareholders of Shanghai Jinxin and/or Shanghai Jinxin under the relevant contractual arrangements have been fully paid.

●	Business Operation Agreement

Pursuant to the Business Operation Agreement, the shareholders of Shanghai Jinxin and Shanghai Jinxin have jointly and severally further undertaken to Shanghai Mihe that, without the prior written consent of Shanghai Mihe, Shanghai Jinxin shall not engage in any transactions or actions that may have substantial adverse impact on its assets, business, staff, obligations, rights or results of operations. The shareholders of Shanghai Jinxin have agreed to accept, and strictly follow, the advice and instructions from Shanghai Mihe on the appointment and dismissal of relevant staff, the daily operation and management, and the financial management policies, among other things, from time to time. If the cash of Shanghai Jinxin is not enough to pay its debt, Shanghai Mihe is liable to pay the debt; if the loss of Shanghai Jinxin leads to a net asset balance of less than the its registered capital, Shanghai Mihe shall be liable to make up for the deficiency; if one party lacks the necessary working capital to maintain its daily business operations, it may request the other party to provide short-term interest-free loans.

●	Spouse Consents

Pursuant to the Spouse Consents, the respective spouse of the Individual Shareholders of Shanghai Jinxin has irrevocably undertaken that, including without limitation to, the spouse (i) has full knowledge of and has consented to the entering into of the contractual arrangements by the relevant Individual Registered Shareholder; (ii) undertakes to execute all documents and take all actions necessary to ensure the proper performance of the contractual arrangements (as amended from time to time); and (iii) undertakes that if he/she acquires any equity interest in Shanghai Jinxin held by his/her spouse, he/she shall be bound by the existing contractual arrangements, and upon request by Shanghai Mihe, will enter into the substantially similar contractual arrangements.

The Company believes that Shanghai Jinxin is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Shanghai Jinxin no longer have the characteristics of a controlling financial interest, and the Company, through Shanghai Mihe, is the primary beneficiary of Shanghai Jinxin and controls Shanghai Jinxin’s operations. Accordingly, Shanghai Jinxin has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Shanghai Jinxin which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with Shanghai Jinxin reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Shanghai Jinxin. Shanghai Mihe is obligated to absorb a majority of the loss from Shanghai Jinxin activities and receive a majority of Shanghai Jinxin’s expected residual returns. In addition, Shanghai Jinxin’s shareholders have pledged their equity interest in Shanghai Jinxin to Shanghai Mihe, irrevocably granted Shanghai Mihe an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in Shanghai Jinxin and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Shanghai Mihe. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Shanghai Jinxin and the financial positions, the operating results and cash flows of Shanghai Jinxin and Shanghai Jinxin’s subsidiaries are consolidated in the Company for financial reporting purposes.

Comparative VIE financials are set forth below:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Current assets	116,191	136,198	18,659
Non-current assets:	28,007	68,160	9,338
Total assets	144,198	204,358	27,997
Current liabilities:	46,862	72,837	9,979
Non-current liabilities:	5,396	4,659	638
Total liabilities	52,258	77,496	10,617
Net asset	91,940	126,862	17,380

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net income	55,162	88,692	34,921	4,784
Net cash provided by operating activities	32,885	62,560	27,650	3,788
Net cash used in investing activities	(26,894)	(34,290)	(19,270)	(2,640)
Net cash used in financing activities	—	(1,665)	—	—

Quantitative Metrics of the VIE, Shanghai Jinxin are set forth below:

	As of December 31, 2024
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	10,995	678	21,759	59,154	—	92,586	12,684	64%
Other current assets	—	114	5,001	77,044	(12,160)	69,999	9,589	110%
Intercompany receivable from subsidiaries	189,107	—	—	—	(189,107)	—	—	N/	A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	—	N/	A
Investment in WFOE	—	—	160,586	—	(160,586)	—	—	N/	A
Other non-current assets	12,504	33	—	68,160	—	80,697	11,056	84%
Total assets	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%
Other current liabilities	9,873	4,240	5	72,837	(12,161)	74,794	10,245	97%
Intercompany payables to parent company	—	55,874	189,107	—	(244,981)	—	—	N/	A
Non-current liabilities	—	—	—	4,659	—	4,659	639	100%
Total liabilities	9,873	60,114	189,112	77,496	(257,142)	79,453	10,884	98%
Total shareholders’ equity (deficit)	258,607	(59,289)	(1,766)	126,862	(160,585)	163,829	22,445	77%
Total liabilities and shareholders’ equity (deficit)	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%

Revenues	—	752	—	405,647	—	406,399	55,676	100%
Gross (loss) profit	(279)	634	—	116,589	—	116,944	16,021	100%
Total operating expenses	43	4,685	628	84,475	—	89,831	12,306	94%
Net income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%
Total comprehensive income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%

Net cash (used in) provided by operating activities	(22)	47	(1,910)	27,650	—	25,765	3,529	107%
Net cash used in investing activities	(11,141)	—	—	(19,270)	—	(30,411)	(4,166)	63%
Net cash provided by financing activities	22,100	—	—	—	—	22,100	3,028	—
	As of December 31, 2023
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	58	631	23,668	50,775	—	75,132	68%
Other current assets	713	135	6,440	65,416	—	72,704	90%
Intercompany receivable from subsidiaries	186,176	—	—	—	(186,176)	—	N/	A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	N/	A
Investment in WFOE	—	—	155,821	—	(155,821)	—	N/	A
Other non-current assets	—	71	—	28,007	—	28,078	100%
Total assets	242,821	837	185,929	144,198	(397,871)	175,914	82%
Other current liabilities	—	383	2,939	46,862	—	50,184	93%
Intercompany payables to parent company	—	55,874	186,176	—	(242,050)	—	N/	A
Non-current liabilities	—	—	—	5,396	—	5,396	100%
Total liabilities	—	56,257	189,115	52,258	(242,050)	55,580	94%
Total mezzanine equity and shareholders’ equity (deficit)	242,821	(55,420)	(3,186)	91,940	(155,821)	120,334	76%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	242,821	837	185,929	144,198	(397,871)	175,914	82%

Revenues	—	19	—	379,802	—	379,821	100%
Gross profit	—	19	—	159,751	—	159,770	100%
Total operating expenses	32	5,675	83	73,927	—	79,717	93%
Net income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%
Total comprehensive income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%

Net cash (used in) provided by operating activities	(1,613)	(5,394)	1,142	62,560	—	56,695	110%
Net cash provided by (used in) investing activities	—	3,660	—	(34,290)	—	(30,630)	112%
Net cash used in financing activities	(713)	—	(3,501)	(1,665)	—	(5,879)	28%

	As of December 31, 2022
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	2,384	2,365	26,028	24,169	—	54,946	44%
Other current assets	—	3,709	—	33,698	—	37,407	90%
Intercompany receivable from subsidiaries	182,101	—	—	—	(182,101)	—	N/	A
Intercompany receivable from WFOE	55,000	—		700	(55,700)	—	N/	A
Investment in WFOE	—	—	146,935	—	(146,935)	—	N/	A
Other non-current assets	—	127	—	28,908	—	29,035	100%
Total assets	239,485	6,201	172,963	87,475	(384,736)	121,388	72%
Other current liabilities	—	336	—	76,700	—	77,036	100%
Intercompany payables to parent company	—	55,000	182,101	—	(237,101)	—	N/	A
Intercompany payables to VIE	—	700	—	—	(700)	—	N/	A
Non-current liabilities	—	—	—	7,879	—	7,879	100%
Total liabilities	—	56,036	182,101	84,579	(237,801)	84,915	100%
Total mezzanine equity and shareholders’ equity (deficit)	239,485	(49,835)	(9,138)	2,896	(146,935)	36,473	8%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	239,485	6,201	172,963	87,475	(384,736)	121,388	72%

Revenues	—	1,370	—	236,364	(1,293)	236,441	100%
Gross (loss) profit	—	(506)	—	99,054	(1,293)	97,255	102%
Total operating expenses	947	6,025	482	47,326	(1,293)	53,487	88%
Net income (loss)	15,896	(6,265)	(9,714)	55,162	—	55,079	100%
Total comprehensive income (loss)	15,896	(6,265)	(15,984)	55,162	—	48,809	113%

Net cash (used in) provided by operating activities	(756)	(5,546)	6,952	32,885	—	33,535	98%
Net cash provided by (used in) investing activities	—	3,042	—	(26,894)	—	(23,852)	113%
Net cash provided by financing activities	—	—	—	—	—	—	—

As of December 31, 2024, Jinxin Technology Holding Company had made cumulative capital contributions of RMB146.9 million to the WFOE through its intermediate holding company, and had transferred RMB92.7 million to the WFOE by way of intra-group loans. In 2022, 2023 and 2024, the VIE transferred RMB20.5 million, RMB32.0 million and RMB36.8 million to the WFOE, respectively, through intra-group loans. In 2022, 2023 and 2024, the WFOE transferred RMB19.8 million, RMB32.7 million and RMB32.9 million to the VIE, respectively, through repayment of loans. Apart therefrom, no other cash or asset was transferred between Jinxin Technology Holding Company, its subsidiaries, and the VIE in 2022, 2023 and 2024.

There are no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settled obligations of the VIE and VIE’s subsidiaries, except for the restricted net assets disclosed in Note 15. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends.

As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE in normal course of business.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and VIE’s subsidiaries in its consolidated financial statements as it may lose the ability to exert control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE and VIE’s subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.